Net Periodic Pension Cost Recognized (Detail) (Pension Plans, Defined Benefit, USD $) In Thousands	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 87,676	$ 70,977	$ 71,187
Interest cost	176,081	178,562	172,321
Expected return on plan assets	(200,303)	(177,559)	(186,417)
Amortization of prior service cost	12,636	13,974	11,787
Amortization of unrecognized actuarial loss	109,436	65,823	31,507
Amortization of initial net (asset)	(63)	(55)	(53)
Net periodic benefit cost	$ 185,463	$ 151,722	$ 100,332